Commitments (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Company's Commitments

The Company’s commitments as of December 31, 2015 were as follows:

In millions of U.S. dollars	Total	2016	2017	2018	2019	2020	Thereafter
Operating leases	191	48	35	24	15	13	56
Purchase obligations	468	377	65	23	3	—	—
of which:
Equipment purchase	149	149	—	—	—	—	—
Foundry purchase	101	101	—	—	—	—	—
Software, design, technologies and licenses	218	127	65	23	3	—	—
Other obligations	431	206	179	35	6	5	—

Total	1,090	631	279	82	24	18	56